CONCENTRATIONS	12 Months Ended
Dec. 31, 2015
CONCENTRATIONS [Text Block]

22. CONCENTRATIONS

For the years ended December 31, 2015, 2014 and 2013, no customer accounted for greater than 10% revenue. However, for the year ended December 31, 2015, 2014 and 2013, 21%, 17% and 21%, respectively, of the Company’s revenues from continuing operations were derived from its five largest customers.

At December 31, 2015, accounts receivables were due from 480 customers. Of these, two customers accounted for over 10% of the total accounts receivable. At December 31, 2014, accounts receivable were due from 370 customers and one customer accounted for over 10% of the total accounts receivable.